SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Total Accounts receivable, non-current assets	$ 1,123
Accounts receivable, current	13,154	14,550
Less: allowance for current expected credit losses	(1,665)	(798)	$ (530)
Accounts receivable, net	14,277	14,550
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Accounts receivable, non-current assets	34
Accounts receivable, current	12,757	12,180
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Accounts receivable, non-current assets	1,089
Accounts receivable, current	$ 2,062	$ 3,168